Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2011
Registrant Name	dei_EntityRegistrantName	EMERGING MARKETS GROWTH FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000794458
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2011